Schedule of Undiscounted Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 312,365	$ 689,333
2026	625,828	729,898
2027	437,483	543,635
2028	374,218	445,924
2029	236,577	236,577
Thereafter	2,118,968	2,118,968
Total Future Minimum Lease Payments	4,105,439	4,764,335
Less: Interest	(1,943,642)	(2,178,856)
Present Value of Lease Liabilities	2,161,797	2,585,479	$ 2,558,274
Less: Current Portion of Lease Liabilities	(309,608)	(302,736)	(208,624)
Lease Liabilities, Net of Current Portion	1,852,189	2,282,743	$ 2,349,650
Total Future Minimum Lease Payments	$ 4,105,439	$ 4,764,335